Short-term borrowings (Tables) - Gravitics Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Short term Borrowings
	As of March 31,	As of December 31,
	2026	2025
Due to related parties	$-	$45
Due to employees	-	28
Third party borrowings	337	300
Total short-term borrowings	$337	$373

The following table summarizes the outstanding borrowings as of December 31, 2025 and 2024 (amounts in thousands):

	December 31,
	2025	2024
Due to related parties	$45	$-
Due to employees	28	-
Third party borrowings	300	300
Total short-term borrowings	$373	$300

Schedule of Lease Cost

The components of lease cost for the three months ended March 31, 2026 and 2025 were as follows (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
Operating lease cost	$176	$176
Variable lease cost	58	13
Total lease cost	$234	$189

The components of lease cost for the years ended December 31, 2025 and 2024 were as follows (amounts in thousands):

	Year Ended December 31,
	2025	2024
Operating lease cost	$702	$702
Variable lease cost	134	228
Total lease cost	$836	$930

Schedule of Other Information Related Lease

Other information related to leases are as follows (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operations for operating leases	$188	$132

	As of March 31,	As of December 31,
	2026	2025
Weighted-average remaining lease term - operating leases (years)	3.1	3.3
Weighted-average discount rate - operating leases	8.3%	8.3%

Other information related to leases as of December 31, 2025 and 2024 were as follows (dollar amounts in thousands):

	Year Ended December 31,
	2025	2024
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operations for operating leases	$545	$524

	December 31,
	2025	2024
Weighted-average remaining lease term - operating leases (years)	3.3	4.3
Weighted-average discount rate - operating leases	8.3%	8.3%

Schedule of lease liabilities noncancellable leases

Maturities of lease liabilities under noncancellable leases as of December 31, 2025 are as follows (amounts in thousands):

2026	$567
2027	590
2028	613
2029	212
Total lease payments	1,982
Less imputed interest	(261)
Total lease liabilities	$1,721

Current portion of lease liabilities	$441
Lease liabilities, net of current portion	1,280
$1,721